Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Three and Six Months Ended June 30 2017 and 2018 (Parentheticals) - USD ($) $ in Thousands		6 Months Ended
	Mar. 14, 2017	Jun. 30, 2018	Jun. 30, 2017
Research and development expense, patent cost	$ 42,259		$ 42,259